Trade and Other Receivables	6 Months Ended
Jun. 30, 2026
Trade and Other Receivables [Abstract]
Trade and Other Receivables

Note 5 - Trade and Other Receivables

	June 30, 2026	December 31, 2025
	€ in thousands
Current Assets - Trade and Revenue receivables:
Trade receivable	1,434	958
Income receivable	6,196	6,278
	7,630	7,236
Current Assets - Other receivables:
Government authorities	10,828	8,496
Interest receivable	254	154
Advance tax payment	695	503
Inventory	244	583
Insurance receivable	-	604
Prepaid expenses and other	3,344	4,578
	15,365	14,918
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	18,832	16,245
Annual rent deposits	719	571
Loans to others	601	545
Other deposits	718	736
	20,870	18,097